Capital Stock - Temporary equity (Details) - Forge Nano, Inc. - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital Stock
Preferred stock, shares issued	2,190,939	2,015,673	1,925,348	1,893,153	1,868,529	1,676,528	1,594,215
Temporary Equity, Shares Outstanding	2,190,939		1,925,348			1,676,528
Preferred stock, additional paid in capital	$ 185,265	$ 151,777	$ 136,538	$ 130,372	$ 126,097	$ 88,347	$ 82,150
Preferred stock, par value per share	$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock, shares authorized	2,204,216		4,663,753			1,931,849
Series A
Capital Stock
Preferred stock, shares issued	858,410		858,410			858,410
Preferred stock, additional paid in capital	$ 31,235		$ 31,235			$ 31,235
Preferred stock, par value per share	$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock, shares authorized	858,410		858,410			858,410
Series B
Capital Stock
Preferred stock, shares issued	130,939		130,939			130,939
Preferred stock, additional paid in capital	$ 7,070		$ 7,070			$ 7,070
Preferred stock, par value per share	$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock, shares authorized	130,939		130,939			130,939
Series C
Capital Stock
Preferred stock, shares issued	687,179		687,179			687,179
Preferred stock, additional paid in capital	$ 50,042		$ 50,042			$ 50,042
Preferred stock, par value per share	$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock, shares authorized	942,500		942,500			942,500
Series D
Capital Stock
Preferred stock, shares issued	514,411		248,820
Preferred stock, additional paid in capital	$ 96,918		$ 48,191
Preferred stock, par value per share	$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock, shares authorized	527,688		527,688			527,688